Acquisitions and disposals	6 Months Ended
Jun. 30, 2020
Disclosure Of Acquisitions And Disposals [Abstract]
Acquisitions and disposals
Acquisitions and disposals

Acquisitions
There were no material acquisitions during the six months ended 30 June 2020 or in the comparative six months ended 30 June 2019.
Disposals
There were no material disposals during the six months ended 30 June 2020 or in the comparative six months ended 30 June 2019.
During the six months to 30 June 2020, we received additional proceeds of US$10 million in respect of our non-contingent royalty receivable from Yancoal Australia Limited. This related to the sale of Coal & Allied Industries Limited, which completed in 2017. In the comparative period to 30 June 2019, we received US$20 million relating to the same transaction and proceeds of US$26 million arising from working capital adjustments on the sale of the Hail Creek coal mine, which completed in 2018.